Debt - Schedule of Debt (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Debt [Line Items]
Current debt:	$ 11,630	$ 9,931
Short-term debt	642	845
Long-term debt due within 1 year	10,988	9,086
Non-current debt	65,448	71,610
Total	77,078	81,541
Debt (excluding lease liabilities)
Disclosure Of Debt [Line Items]
Current debt:	6,920	5,288
Short-term debt	642	845
Long-term debt due within 1 year	6,278	4,443
Non-current debt	41,456	48,544
Total	48,376	53,832
Lease liabilities
Disclosure Of Debt [Line Items]
Current debt:	4,710	4,643
Short-term debt
Long-term debt due within 1 year	4,710	4,643
Non-current debt	23,992	23,066
Total	$ 28,702	$ 27,709